Effects of reclassification upon adoption of IFRS 9 - Reconciliation of impairment allowance under IAS 39 and provision under IAS 37 to expected credit losses under IFRS 9 (Details) - USD ($)
$ in Millions
	Dec. 31, 2018	Jan. 01, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Credit Losses [Line Items]
Expected credit losses		$ 9,480		$ 7,532
Provisions	$ 2,920	4,295	[1]	4,011	$ 4,773
Contractual commitments
Disclosure Of Credit Losses [Line Items]
Provisions	$ 517	537		253	$ 298
Impact on transition to IFRS 9				284
IFRS 9
Disclosure Of Credit Losses [Line Items]
Expected credit losses		9,480
Impact of new IFRS 9 standard on expected credit losses				1,948
Impact of initial application of new IFRS, impairment allowance				2,232
IFRS 9 | Contractual commitments
Disclosure Of Credit Losses [Line Items]
Provisions		$ 537
Impact on transition to IFRS 9				284
IFRS 9 | Cash and balances at central banks
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				3
IFRS 9 | Items in the course of collection from other banks
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				0
IFRS 9 | Hong Kong Government certificates of indebtedness
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				0
IFRS 9 | Loans and advances to banks
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				23
IFRS 9 | Loans and advances to customers
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				1,859
IFRS 9 | Reverse repurchase agreements – non-trading
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				0
IFRS 9 | Prepayments, accrued income and other assets
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				47
IFRS 9 | Held to maturity
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				16
IFRS 9, Reclassification To Fair Value Through Profit And Loss | Loans and advances to customers
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				(31)
IFRS 9, Reclassification To Amortised Cost | Held to maturity
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				3
IFRS 9, Remeasurement, Stage 3 | Contractual commitments
Disclosure Of Credit Losses [Line Items]
Impact on transition to IFRS 9				74
IFRS 9, Remeasurement, Stage 3 | Loans and advances to banks
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				1
IFRS 9, Remeasurement, Stage 3 | Loans and advances to customers
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				629
IFRS 9, Remeasurement, Stage 1 And 2 | Contractual commitments
Disclosure Of Credit Losses [Line Items]
Impact on transition to IFRS 9				210
IFRS 9, Remeasurement, Stage 1 And 2 | Cash and balances at central banks
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				3
IFRS 9, Remeasurement, Stage 1 And 2 | Loans and advances to banks
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				22
IFRS 9, Remeasurement, Stage 1 And 2 | Loans and advances to customers
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				1,261
IFRS 9, Remeasurement, Stage 1 And 2 | Prepayments, accrued income and other assets
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				47
IFRS 9, Remeasurement, Stage 1 And 2 | Held to maturity
Disclosure Of Credit Losses [Line Items]
Impact of new IFRS 9 standard on expected credit losses				$ 13

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.